Supplement to the
Fidelity® Capital Appreciation Fund
Class K
December 30, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Zach Turner (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund, and Mr. Turner will assume sole portfolio manager responsibilities.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Zach Turner is Co-Portfolio Manager of Fidelity® Capital Appreciation Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Turner has worked as a research analyst and portfolio manager.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off Fidelity® Capital Appreciation Fund, and Mr. Turner will assume sole portfolio manager responsibilities.
CAF-K-PSTK-0425-108 1.900360.108	April 11, 2025
Supplement to the
Fidelity® Capital Appreciation Fund
December 30, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Zach Turner (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund, and Mr. Turner will assume sole portfolio manager responsibilities.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Zach Turner is Co-Portfolio Manager of Fidelity® Capital Appreciation Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Turner has worked as a research analyst and portfolio manager.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off Fidelity® Capital Appreciation Fund, and Mr. Turner will assume sole portfolio manager responsibilities.
CAF-PSTK-0425-122 1.731267.122	April 11, 2025